LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Sensitivity of Defined Benefit Obligation to Changes) (Details)	Dec. 31, 2021
Interest rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of 10% of the assumption	(0.30%)
Decrease of 10% of the assumption	0.50%
Expected turnover rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of 10% of the assumption	0.10%
Decrease of 10% of the assumption	(0.20%)
Future salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of 10% of the assumption	0.40%
Decrease of 10% of the assumption	(0.40%)